Financial instruments and fair value disclosures - Financial liabilities at fair value through profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 10,644	$ 128,038
Discount rate of fair value of public warrant	7.50%
Warrant liability
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 10,644	128,038
Fair Value | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	5,756	75,900
Fair Value | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	4,888	52,139
Fair Value | Warrant liability | Level 2
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	5,756	75,900
Fair Value | Warrant liability | Level 3
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	$ 4,888	$ 52,139